Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed financial information of the parent company
Schedule of CONDENSED BALANCE SHEETS
(a)CONDENSED BALANCE SHEETS

	As of December 31,
	2024	2025
	US$	US$
ASSETS
Current assets:
Cash	13,784	2,227
Prepayments and other current assets	464	394
Total current assets	14,248	2,621
Non-current assets:
Investments in and receivables from subsidiaries	326,177	435,449
Total assets	340,425	438,070
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	6,058	702
Convertible preferred shares	68,113	—
Total liabilities	74,171	702
Shareholders’ equity:
Class A ordinary shares	—	1
Class B ordinary shares	—	—
Subscriptions receivable from shareholders	—	—
Treasury stocks	(57,055)	(37,172)
Additional paid-in capital	816,363	1,177,057
Statutory reserves	14,892	14,892
Accumulated other comprehensive loss	(57,456)	(56,653)
Accumulated deficit	(450,490)	(660,757)
Total shareholders’ equity	266,254	437,368
Total liabilities and shareholders’ equity	340,425	438,070

Schedule of CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
(b)CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating expenses:
General and administrative expenses	(4,538)	(8,115)	(5,131)
Loss from operations	(4,538)	(8,115)	(5,131)
Interest income	323	—	1
Other income, net	337	581	4,105
Change in fair value of financial instruments other than derivatives	(10,918)	20,571	(46,584)
Excess of fair value of convertible preferred shares	(59,199)	(50,725)	(28,179)
Share of losses from subsidiaries	(340,158)	(212,064)	(134,479)
Net loss	(414,153)	(249,752)	(210,267)
Foreign currency translation adjustment, net of nil tax	(6,966)	(13,577)	803
Total comprehensive loss	(421,119)	(263,329)	(209,464)

Schedule of CONDENSED STATEMENTS OF CASH FLOWS
(c)CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$
Cash flows from operating activities
Receipt of refund from depository bank	520	—	3,802
Other cash used in operating activities	(4,459)	(4,044)	(9,729)
Net cash used in operating activities	(3,939)	(4,044)	(5,927)
Cash flows from investing activities
Payment to subsidiaries	(84,760)	(118,884)	(220,481)
Net cash used in investing activities	(84,760)	(118,884)	(220,481)
Cash flows from financing activities
Payment for repurchase of ordinary shares	—	—	(5,000)
Proceeds from issuance of ordinary shares, net of issuance costs	65,430	—	49,470
Proceeds from issuance of convertible preferred shares, net of issuance costs	24,575	129,810	99,650
Issuance of ordinary shares pursuant to preferred shares financing, net of offering cost	—	—	1
Proceeds from resale of treasury stock	2,420	768	1,609
Repurchase for tax withholdings on vesting of restricted share units	(2,420)	(768)	(1,609)
Proceeds from issuance of ordinary shares pursuant to registered direct offering, net of issuance cost	—	—	70,730
Net cash provided by financing activities	90,005	129,810	214,851
Net increase (decrease) in cash	1,306	6,882	(11,557)
Effect of exchange rate changes on cash	(86)	—	—
Cash, at the beginning of year	5,682	6,902	13,784
Cash, at the end of year	6,902	13,784	2,227